Prepaid expenses and other current assets (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	As of March 31,
	2023	2022
Prepayments	$57,159	$137,128
Advance to suppliers	—	34,030
Rental and other deposits	27,873	21,061
Deferred offering cost	163,461	—
Other current assets	31,931	4,215
Total	$280,424	$196,434